Impact Shares NAACP Minority Empowerment ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Banking - 4.7%
Bank of America Corp.	11,038	$569,450
Citigroup, Inc.	2,929	297,293
Fifth Third Bancorp	1,092	48,649
Huntington Bancshares, Inc.	2,361	40,774
JPMorgan Chase & Co.	4,461	1,407,133
M&T Bank Corp.	250	49,405
PNC Financial Services Group, Inc.	633	127,189
Regions Financial Corp.	1,415	37,314
Truist Financial Corp.	2,073	94,778
		2,671,985

Consumer Discretionary Products - 4.9%
Aptiv PLC(a)	399	34,402
Ford Motor Co.	7,739	92,559
General Motors Co.	1,899	115,782
Nike, Inc. - Class B	2,369	165,190
Tesla, Inc.(a)	5,357	2,382,365
		2,790,298

Consumer Discretionary Services - 0.7%
Hilton Worldwide Holdings, Inc.	435	112,856
Marriott International, Inc. - Class A	450	117,198
Royal Caribbean Cruises Ltd.	489	158,231
		388,285

Consumer Staple Products - 1.8%
Campbell’s Co.	327	10,327
Clorox Co.	184	22,687
Coca-Cola Co.	6,321	419,209
Hershey Co.	237	44,331
Hormel Foods Corp.	450	11,133
J.M. Smucker Co.	167	18,136
Kellanova	432	35,433
Mondelez International, Inc. - Class A	2,032	126,939
PepsiCo, Inc.	2,271	318,939
Tyson Foods, Inc. - Class A	450	24,435
		1,031,569

Financial Services - 6.0%
American Express Co.	878	291,637
Bank of New York Mellon Corp.	1,089	118,657
Charles Schwab Corp.	2,761	263,593
FactSet Research Systems, Inc.	65	18,622
LPL Financial Holdings, Inc.	139	46,244
Mastercard, Inc. - Class A	1,321	751,398
Moody’s Corp.	246	117,214
Morgan Stanley	1,953	310,449

Nasdaq, Inc.	611	$54,043
PayPal Holdings, Inc.(a)	1,587	106,424
S&P Global, Inc.	487	237,028
Synchrony Financial	613	43,554
T. Rowe Price Group, Inc.	349	35,821
Tradeweb Markets, Inc. - Class A	188	20,864
Verisk Analytics, Inc. - Class A	218	54,829
Visa, Inc. - Class A	2,747	937,771
		3,408,148

Health Care - 9.0%
Abbott Laboratories, ADR	2,759	369,541
AbbVie, Inc.	2,783	644,376
Agilent Technologies, Inc.	442	56,731
Baxter International, Inc.	800	18,216
Becton Dickinson & Co.	460	86,098
Biogen, Inc.(a)	209	29,277
Boston Scientific Corp.(a)	2,280	222,596
Bristol-Myers Squibb Co.	3,249	146,530
Cigna Group	397	114,435
CVS Health Corp.	2,081	156,887
Danaher Corp.	1,050	208,173
DaVita, Inc.(a)	74	9,832
Edwards Lifesciences Corp.(a)	964	74,970
Elevance Health, Inc.	369	119,231
Gilead Sciences, Inc.	1,921	213,231
Illumina, Inc.(a)	262	24,882
Johnson & Johnson	3,765	698,106
Labcorp Holdings, Inc.	133	38,179
Medtronic PLC	1,991	189,623
Merck & Co., Inc.	3,849	323,047
Pfizer, Inc.	9,038	230,288
Quest Diagnostics, Inc.	183	34,876
ResMed, Inc.	228	62,411
Stryker Corp.	569	210,342
Thermo Fisher Scientific, Inc.	603	292,467
UnitedHealth Group, Inc.	1,387	478,931
Zoetis, Inc. - Class A	737	107,838
		5,161,114

Industrial Products - 5.2%
3M Co.	851	132,058
AMETEK, Inc.	357	67,116
Boeing Co.(a)	1,213	261,802
Carrier Global Corp.	1,249	74,565
CNH Industrial NV - Class A	1,443	15,656
Cummins, Inc.	218	92,077
Deere & Co.	392	179,246
Eaton Corp. PLC	618	231,286
Emerson Electric Co.	886	116,225
General Electric Co.	1,668	501,768
Honeywell International, Inc.	1,026	215,973
Howmet Aerospace, Inc.	595	116,757
Hubbell, Inc.	83	35,716

Illinois Tool Works, Inc.	462	$120,471
Ingersoll Rand, Inc.	661	54,612
Johnson Controls International PLC	1,041	114,458
L3Harris Technologies, Inc.	299	91,318
Lennox International, Inc.	53	28,056
Nordson Corp.	85	19,291
Northrop Grumman Corp.	221	134,660
nVent Electric PLC	255	25,153
Otis Worldwide Corp.	617	56,412
Rockwell Automation, Inc.	178	62,216
Stanley Black & Decker, Inc.	229	17,022
Textron, Inc.	308	26,023
Trane Technologies PLC	353	148,952
Xylem, Inc.	404	59,590
		2,998,479

Industrial Services - 1.7%
AECOM	199	25,963
CSX Corp.	2,955	104,932
Delta Air Lines, Inc.	1,050	59,587
Expeditors International of Washington, Inc.	222	27,215
FedEx Corp.	358	84,420
Janus Henderson Group PLC	209	31,321
JB Hunt Transport Services, Inc.	140	18,784
Norfolk Southern Corp.	363	109,049
Southwest Airlines Co.	752	23,996
Union Pacific Corp.	964	227,861
United Airlines Holdings, Inc.(a)	530	51,145
United Parcel Service, Inc. - Class B	1,154	96,394
United Rentals, Inc.	100	95,466
		956,133

Insurance - 0.8%
Aon PLC - Class A	337	120,168
MetLife, Inc.	959	78,993
Principal Financial Group, Inc.	358	29,682
Progressive Corp.	513	126,685
Travelers Cos., Inc.	351	98,006
		453,534

Materials - 1.4%
Albemarle Corp.	200	16,216
CF Industries Holdings, Inc.	293	26,282
CRH PLC	1,072	128,533
DuPont de Nemours, Inc.	654	50,947
Eastman Chemical Co.	200	12,610
Ecolab, Inc.	404	110,639
Freeport-McMoRan, Inc.	2,163	84,833
International Flavors & Fragrances, Inc.	413	25,416
Martin Marietta Materials, Inc.	94	59,246
Newmont Corp.	1,704	143,664
Owens Corning	131	18,531
PPG Industries, Inc.	361	37,945
Southern Copper Corp.	147	17,893

Vulcan Materials Co.	204	$62,754
		795,509

Media - 12.3%
Alphabet, Inc. - Class A	6,235	1,515,728
Alphabet, Inc. - Class C	5,437	1,324,181
Electronic Arts, Inc.	423	85,319
Meta Platforms, Inc. - Class A	2,854	2,095,921
Uber Technologies, Inc.(a)	20,500	2,008,385
		7,029,534

Oil & Gas - 3.9%
Baker Hughes Co.	1,556	75,808
Cheniere Energy, Inc.	363	85,298
Chevron Corp.	3,137	487,145
ConocoPhillips	2,032	192,207
Devon Energy Corp.	964	33,798
Exxon Mobil Corp.	7,007	790,039
Halliburton Co.	1,489	36,629
Kinder Morgan, Inc.	3,162	89,516
Marathon Petroleum Corp.	463	89,239
ONEOK, Inc.	1,050	76,618
Phillips 66	681	92,630
Valero Energy Corp.	473	80,533
Williams Cos., Inc.	1,955	123,849
		2,253,309

Real Estate - 1.0%
American Homes 4 Rent - Class A - REIT	535	17,789
AvalonBay Communities, Inc. - REIT	218	42,111
Equinix, Inc. - REIT	161	126,102
Prologis, Inc. - REIT	1,464	167,657
Regency Centers Corp. - REIT	289	21,068
SBA Communications Corp. - Class A - REIT	190	36,737
Welltower, Inc. - REIT(a)	763	135,921
Weyerhaeuser Co. - REIT	1,179	29,227
		576,612

Retail & Wholesale - Discretionary - 5.0%
Amazon.com, Inc.(a)	11,563	2,538,888
Dick’s Sporting Goods, Inc.	12	2,667
eBay, Inc.	893	81,218
Lowe’s Cos., Inc.	1,050	263,875
		2,886,648

Retail & Wholesale - Staples - 1.4%
Archer-Daniels-Midland Co.	752	44,924
Kroger Co.	969	65,320
US Foods Holding Corp.(a)	388	29,729
Walmart, Inc.	6,449	664,634
		804,607

Software & Tech Services - 14.5%
Accenture PLC - Class A	6,500	$1,602,900
Booz Allen Hamilton Holding Corp. - Class A	195	19,490
International Business Machines Corp.	9,078	2,561,449
Microsoft Corp.	5,402	2,797,966
Palo Alto Networks, Inc.(a)	6,574	1,338,598
		8,320,403

Tech Hardware & Semiconductors - 19.1%
Apple, Inc.	11,149	2,838,870
Intel Corp.	44,554	1,494,787
Micron Technology, Inc.	10,375	1,735,945
NVIDIA Corp.	16,207	3,023,902
QUALCOMM, Inc.	11,088	1,844,599
		10,938,103

Telecommunications - 3.3%
AT&T, Inc.	34,812	983,091
Verizon Communications, Inc.	20,597	905,238
		1,888,329

Utilities - 3.1%
AES Corp.	1,150	15,134
Alliant Energy Corp.	417	28,110
American Electric Power Co., Inc.	841	94,612
CMS Energy Corp.	484	35,458
Consolidated Edison, Inc.	579	58,201
Dominion Energy, Inc.	1,393	85,210
DTE Energy Co.	333	47,096
Duke Energy Corp.	1,253	155,059
Edison International	639	35,324
Entergy Corp.	714	66,538
Eversource Energy	566	40,265
Exelon Corp.	1,628	73,276
FirstEnergy Corp.	822	37,664
NextEra Energy, Inc.	3,359	253,571
NiSource, Inc.	767	33,211
NRG Energy, Inc.	300	48,585
PG&E Corp.	3,633	54,786
PPL Corp.	1,166	43,329
Public Service Enterprise Group, Inc.	808	67,436
Sempra	1,072	96,459
Southern Co.	1,768	167,553
Vistra Corp.	545	106,776
WEC Energy Group, Inc.	483	55,347
Xcel Energy, Inc.	916	73,875
		1,772,875

TOTAL COMMON STOCKS (Cost $39,769,004)		57,125,474

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	87,294	$87,294

TOTAL SHORT-TERM INVESTMENTS (Cost $87,294)		87,294

TOTAL INVESTMENTS - 100.0% (Cost $39,856,298)		$57,212,768
Liabilities in Excess of Other Assets - 0.0%(c)		(3,500)
TOTAL NET ASSETS - 100.0%		$57,209,268

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.